Summary of Significant Accounting Policies (Details Narrative)	4 Months Ended	12 Months Ended
	Apr. 25, 2019 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 16, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2015	Feb. 18, 2015	Dec. 18, 2013	Oct. 09, 2013
Property, Plant and Equipment [Line Items]
Equity Method Investment, Other than Temporary Impairment			$ 6,900,000
Restricted cash		$ 9,979,000	11,425,000
Allowance for credit losses		$ 2,990,000	2,990,000	$ 1,495,000		$ 1,495,000
Property, Plant and Equipment, Depreciation Methods		straight line
Estimated scrap rate		$ 340	340
Every second year rate of increase of management fees		3.00%
Utilization rate of fleet		98.60%
Impairment loss		$ 0	71,577,000	36,680,000
Amortization of deferred dry dock and special survey costs		16,143,000	10,337,000	6,916,000
Amortization of Debt Issuance Costs and Discounts		3,741,000	2,141,000	10,916,000
Revenues		713,175,000	226,771,000	219,379,000
Extraordinary fees and costs		5,811,000
Extraordinary fees and costs, including crew related expenses		2,034,000
Professional and Contract Services Expense		191,449,000	93,732,000	68,188,000
General and Administrative Expense		$ 41,461,000	24,012,000	20,984,000
Concentration Risk, Percentage		14.50%
Description of distribution policy		As per the partnership agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash (as defined herein) with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Cash distributions to common unitholders		$ 4,615,000	7,872,000	13,550,000
Cost of Property Repairs and Maintenance		$ 83,147,000	36,455,000	29,039,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares		42,916
Share-based Payment Arrangement, Noncash Expense		$ 523,000	$ 946,000	$ 2,018,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares		347,389
Singapore Marine Pte. Ltd [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage		14.50%	19.50%	12.30%
HMM [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage			23.40%	25.90%
Cargill [Member]
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage			11.40%	10.90%
Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Water and Waste Water Systems		$ 11,408,000	$ 3,366,000
Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
General and Administrative Expense		$ 28,805,000	13,708,000	$ 10,406,000
Schedule of Insured Financial Obligations with Credit Deterioration, Statement of Financial Position, Claim Liability			5,000,000
Drybulk vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		25 years
Number of vessels acquired					4
Containerships [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		30 years
Four Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment loss			50,991,000
Three Containerships [Member]
Property, Plant and Equipment [Line Items]
Impairment loss			6,800,000
One Vessel [Member]
Property, Plant and Equipment [Line Items]
Impairment loss				29,335,000
Navios Soleil,l Esperanza N, Castor N and Navios Galaxy [Member]
Property, Plant and Equipment [Line Items]
Impairment loss			13,786,000	$ 7,345,000
Ultra Handymax Vessels [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		$ 4,230
Panamax Vessels [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		4,330
Capesize Vessels [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		5,250
Containership Vessels of TEU 6,800 [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		6,700
Containership Vessels of more than TEU 8,000 [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		7,400
Containership Vessels of more than TEU 13,000 [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		8,750
NIBC Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Cash Collateral for Borrowed Securities			5,273,000
Retention Accounts [Member]
Property, Plant and Equipment [Line Items]
Restricted cash		9,979,000	$ 6,152,000
Upon completion of the NMCI Merger [member] | NMCI Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Technical and commercial management daily fee		$ 50.00
Annual growth factor of management fees		3.00%
Upon completion of the NMCI Merger [member] | Containership of TEU 3,000 to 4,999 [Member] | NMCI Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		$ 6,220
Upon completion of the NMCI Merger [member] | Containership of TEU 8,000 up to 9,999 [Member] | NMCI Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		7,780
Upon completion of the NMCI Merger [member] | Containership of TEU 10,000 up to 11,999 [Member] | NMCI Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		8,270
Upon Liquidation of Navios Europe I [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Technical and commercial management daily fee		$ 50.00
Annual growth factor of management fees		3.00%
Upon Liquidation of Navios Europe I [Member] | Panamax and Sub-panamax Containerships [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired		3
Upon Liquidation of Navios Europe I [Member] | Panamax and Sub-panamax Containerships [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		$ 6,100
Upon Liquidation of Navios Europe I [Member] | Panamax Containerships [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired		2
Upon Liquidation of Navios Europe II [Member] | Drybulk vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired		5
Upon Liquidation of Navios Europe II [Member] | Ultra Handymax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired		2
Upon Liquidation of Navios Europe II [Member] | Panamax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired		3
Upon Acquisition Of Navios Acquisition [Member] | Navios Acquisition Management Agreement with Tankers Managers [Member]
Property, Plant and Equipment [Line Items]
Technical and commercial management daily fee		$ 50.00
Annual growth factor of management fees		3.00%
Upon Acquisition Of Navios Acquisition [Member] | MR1 and MR2 product tankers and chemical tankers [Member] | Navios Acquisition Management Agreement with Tankers Managers [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		$ 6,800
Upon Acquisition Of Navios Acquisition [Member] | LR1 Product Tanker [Member] | Navios Acquisition Management Agreement with Tankers Managers [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		7,230
Upon Acquisition Of Navios Acquisition [Member] | VLCC [Member] | Navios Acquisition Management Agreement with Tankers Managers [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		9,700
Upon Completion Of The Mergers [Member] | Ultra Handymax Vessels [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		4,350
Upon Completion Of The Mergers [Member] | Panamax Vessels [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		4,450
Upon Completion Of The Mergers [Member] | Capesize Vessels [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		5,410
Upon Completion Of The Mergers [Member] | Containership Vessels of TEU 6,800 [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		6,900
Upon Completion Of The Mergers [Member] | Containership of TEU 3,000 to 4,999 [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		6,220
Upon Completion Of The Mergers [Member] | Containership of TEU 8,000 up to 9,999 [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		7,780
Upon Completion Of The Mergers [Member] | Containership of TEU 10,000 up to 11,999 [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		8,270
Upon Completion Of The Mergers [Member] | MR1 and MR2 product tankers and chemical tankers [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		6,830
Upon Completion Of The Mergers [Member] | LR1 Product Tanker [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		7,230
Upon Completion Of The Mergers [Member] | VLCC [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		9,650
Upon Completion Of The Mergers [Member] | Container vessel of 1,300 TEU to 3,400 TEU [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		$ 6,100
Upon NNA Merger [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares		11,843
Shares conversion rate		0.1275
Navios Containers [Member]
Property, Plant and Equipment [Line Items]
Ownership interest			35.70%	33.50%
Navios Containers [Member] | Upon completion of the NMCI Merger [member]
Property, Plant and Equipment [Line Items]
Ownership interest		100.00%
Navios Europe I [Member]
Property, Plant and Equipment [Line Items]
Ownership interest										5.00%
Number of vessels acquired									10
Navios Europe I [Member] | Upon completion of the NMCI Merger [member]
Property, Plant and Equipment [Line Items]
Ownership interest		5.00%
Navios Europe II [Member]
Property, Plant and Equipment [Line Items]
Ownership interest								5.00%
Number of vessels acquired							14
Navios Europe II [Member] | Upon completion of the NMCI Merger [member]
Property, Plant and Equipment [Line Items]
Ownership interest		5.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates		20.00%
Interval between vessel drydockings / special surveys		30 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates		50.00%
Interval between vessel drydockings / special surveys		60 months
Time chartering and bareboat chartering [Member]
Property, Plant and Equipment [Line Items]
Revenues		$ 669,185,000	$ 218,809,000	$ 204,920,000
Voyage contracts [Member]
Property, Plant and Equipment [Line Items]
Revenues		25,199,000	3,754,000	9,416,000
Pooling arrangements [Member]
Property, Plant and Equipment [Line Items]
Revenues		17,982,000	4,208,000	5,043,000
Profit sharing [Member]
Property, Plant and Equipment [Line Items]
Revenues		809,000	$ 0	$ 0
From January 1, 2020 [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Technical and commercial management daily fee		$ 50.00
Annual growth factor of management fees		3.00%
From January 1, 2020 [Member] | Ultra Handymax Vessels [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		$ 4,350
From January 1, 2020 [Member] | Panamax Vessels [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		4,450
From January 1, 2020 [Member] | Capesize Vessels [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		5,410
From January 1, 2020 [Member] | Containership Vessels of TEU 6,800 [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		6,900
From January 1, 2020 [Member] | Panamax and Sub-panamax Containerships [Member] | Extended Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Daily management fee		$ 6,100
Reverse stock split [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-15
Common units outstanding | shares	164,700,000
Stock Issued During Period, Shares, Stock Splits | shares	983
Reverse stock split [Member] | After Reverse Stock Split [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits | shares	11,000,000